Quarterly Holdings Report
for

Fidelity Advisor® New Insights Fund

September 30, 2020

ANIF-QTLY-1120
1.808768.116

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value (000s)
COMMUNICATION SERVICES - 18.0%
Entertainment - 4.3%
Activision Blizzard, Inc.	826,476	$66,903
Electronic Arts, Inc. (a)	203,800	26,578
NetEase, Inc.	908,600	16,313
Netflix, Inc. (a)	1,635,819	817,959
Nexon Co. Ltd.	76,400	1,906
Nintendo Co. Ltd.	6,800	3,854
Sea Ltd. ADR (a)	101,300	15,604
Spotify Technology SA (a)	109,468	26,554
Take-Two Interactive Software, Inc. (a)	211,900	35,010
WME Entertainment Parent, LLC Class A (a)(b)(c)(d)	13,803,650	20,567
		1,031,248
Interactive Media & Services - 12.7%
Alphabet, Inc.:
Class A (a)	661,196	969,049
Class C (a)	72,041	105,871
Facebook, Inc. Class A (a)	7,422,165	1,943,865
Match Group, Inc. (a)	86,950	9,621
Pinterest, Inc. Class A (a)	84,306	3,500
Snap, Inc. Class A (a)	1,312,200	34,262
Tencent Holdings Ltd.	141,200	9,537
Twitter, Inc. (a)	45,000	2,003
Zillow Group, Inc. Class C (a)	19,500	1,981
		3,079,689
Media - 0.3%
Charter Communications, Inc. Class A (a)	102,001	63,683
Wireless Telecommunication Services - 0.7%
T-Mobile U.S., Inc.	1,592,763	182,148

TOTAL COMMUNICATION SERVICES		4,356,768

CONSUMER DISCRETIONARY - 15.0%
Automobiles - 0.2%
BYD Co. Ltd. (H Shares)	277,000	4,467
General Motors Co.	1,061,177	31,400
Tesla, Inc. (a)	26,555	11,392
XPeng, Inc. ADR (a)	53,800	1,080
		48,339
Hotels, Restaurants & Leisure - 0.4%
Chipotle Mexican Grill, Inc. (a)	39,968	49,709
Domino's Pizza, Inc.	19,200	8,165
DraftKings, Inc. Class A (a)	189,600	11,156
Evolution Gaming Group AB (e)	166,676	11,070
McDonald's Corp.	2,628	577
Penn National Gaming, Inc. (a)	97,900	7,117
		87,794
Household Durables - 0.5%
Blu Investments LLC (c)(d)	98,215,581	30
D.R. Horton, Inc.	817,775	61,848
Garmin Ltd.	124,227	11,784
Lennar Corp. Class A	238,500	19,481
NVR, Inc. (a)	8,697	35,511
Sony Corp.	24,400	1,870
		130,524
Internet & Direct Marketing Retail - 10.7%
Alibaba Group Holding Ltd.	2,088,100	76,656
Alibaba Group Holding Ltd. sponsored ADR (a)	747,001	219,603
Amazon.com, Inc. (a)	678,834	2,137,459
Coupang unit (c)(d)	334,606	2,510
Delivery Hero AG (a)(e)	9,542	1,098
eBay, Inc.	1,034,200	53,882
JD.com, Inc. Class A	528,500	20,350
Meituan Dianping Class B (a)	494,900	15,590
MercadoLibre, Inc. (a)	12,500	13,531
Overstock.com, Inc. (a)	68,600	4,984
Pinduoduo, Inc. ADR (a)	727,100	53,914
		2,599,577
Leisure Products - 0.5%
Peloton Interactive, Inc. Class A (a)	1,121,719	111,319
Multiline Retail - 0.3%
B&M European Value Retail SA	1,305,000	8,330
Dollar General Corp.	323,900	67,896
Target Corp.	13,400	2,109
		78,335
Specialty Retail - 1.4%
Bed Bath & Beyond, Inc.	225,746	3,382
Best Buy Co., Inc.	53,600	5,965
Carvana Co. Class A (a)	8,900	1,985
Cazoo Holdings Ltd. (c)(d)	87,049	1,193
Floor & Decor Holdings, Inc. Class A (a)	353,100	26,412
Lowe's Companies, Inc.	365,500	60,622
National Vision Holdings, Inc. (a)	239,523	9,159
O'Reilly Automotive, Inc. (a)	39,200	18,074
The Home Depot, Inc.	715,963	198,830
Vroom, Inc.	184,200	9,538
		335,160
Textiles, Apparel & Luxury Goods - 1.0%
Allbirds, Inc. (a)(c)(d)	189,420	2,190
Brunello Cucinelli SpA	1,802,600	55,034
China Hongxing Sports Ltd. (a)(d)	5,977,800	248
Deckers Outdoor Corp. (a)	68,792	15,135
Kering SA	3,048	2,028
lululemon athletica, Inc. (a)	62,671	20,642
NIKE, Inc. Class B	994,126	124,803
PVH Corp.	258,964	15,445
Tapestry, Inc.	876,929	13,706
		249,231

TOTAL CONSUMER DISCRETIONARY		3,640,279

CONSUMER STAPLES - 2.5%
Beverages - 0.2%
Boston Beer Co., Inc. Class A (a)	3,100	2,738
Constellation Brands, Inc. Class A (sub. vtg.)	11,300	2,141
Keurig Dr. Pepper, Inc.	187,885	5,186
Monster Beverage Corp. (a)	359,528	28,834
The Coca-Cola Co.	429,700	21,214
		60,113
Food & Staples Retailing - 1.3%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	179,726	6,259
Costco Wholesale Corp.	677,147	240,387
Walmart, Inc.	459,226	64,250
		310,896
Household Products - 0.4%
Kimberly-Clark Corp.	45,800	6,763
Procter & Gamble Co.	629,145	87,445
		94,208
Personal Products - 0.6%
Estee Lauder Companies, Inc. Class A	644,416	140,644
L'Oreal SA	29,812	9,702
		150,346

TOTAL CONSUMER STAPLES		615,563

ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Cheniere Energy, Inc. (a)	297,100	13,747
Concho Resources, Inc. (a)	25,680	1,133
Continental Resources, Inc.	159,400	1,957
GoviEx Uranium, Inc. (a)	848,865	83
GoviEx Uranium, Inc. (a)(e)	23,200	2
GoviEx Uranium, Inc. Class A (a)(e)	2,625,135	256
Hess Corp.	658,752	26,963
Noble Energy, Inc.	360,300	3,081
Reliance Industries Ltd.	2,469,873	75,120
Reliance Industries Ltd. sponsored GDR (e)	659,900	40,122
		162,464
FINANCIALS - 5.6%
Banks - 0.6%
Bank of America Corp.	2,220,378	53,489
HDFC Bank Ltd. sponsored ADR (a)	776,871	38,812
Kotak Mahindra Bank Ltd. (a)	425,772	7,372
M&T Bank Corp.	39,100	3,601
The Toronto-Dominion Bank	29,700	1,375
Wells Fargo & Co.	1,312,515	30,857
		135,506
Capital Markets - 1.1%
BlackRock, Inc. Class A	132,800	74,839
Goldman Sachs Group, Inc.	129,969	26,120
MarketAxess Holdings, Inc.	35,415	17,056
Moody's Corp.	143,600	41,622
Morgan Stanley	503,994	24,368
MSCI, Inc.	74,276	26,500
S&P Global, Inc.	39,600	14,280
The NASDAQ OMX Group, Inc.	348,890	42,812
		267,597
Diversified Financial Services - 3.3%
Berkshire Hathaway, Inc. Class A (a)	2,463	788,162
Insurance - 0.6%
Admiral Group PLC	869,446	29,293
Arch Capital Group Ltd. (a)	481,965	14,097
Chubb Ltd.	202,407	23,504
Direct Line Insurance Group PLC	502,200	1,746
Fairfax Financial Holdings Ltd. (sub. vtg.)	33,167	9,767
First American Financial Corp.	270,841	13,789
Hiscox Ltd.	1,687,943	19,459
Intact Financial Corp.	16,100	1,724
Progressive Corp.	302,300	28,619
RenaissanceRe Holdings Ltd.	77,200	13,104
		155,102
Thrifts & Mortgage Finance - 0.0%
Rocket Cos., Inc. (a)(f)	339,300	6,762

TOTAL FINANCIALS		1,353,129

HEALTH CARE - 14.2%
Biotechnology - 3.3%
23andMe, Inc. (a)(c)(d)	22,532	235
AbbVie, Inc.	684,661	59,969
Acceleron Pharma, Inc. (a)	63,031	7,093
Allovir, Inc. (a)	73,600	2,024
Alnylam Pharmaceuticals, Inc. (a)	113,000	16,453
Amgen, Inc.	17,300	4,397
Arcus Biosciences, Inc. (a)	85,100	1,459
Argenx SE ADR (a)	31,653	8,310
Ascendis Pharma A/S sponsored ADR (a)	11,200	1,728
BeiGene Ltd. ADR (a)	41,900	12,002
Biohaven Pharmaceutical Holding Co. Ltd. (a)	92,179	5,993
Blueprint Medicines Corp. (a)	9,700	899
CSL Ltd.	11,983	2,475
Denali Therapeutics, Inc. (a)	10,400	373
Exelixis, Inc. (a)	51,487	1,259
Genmab A/S (a)	60,000	21,733
Idorsia Ltd. (a)	534,136	14,347
Innovent Biologics, Inc. (a)(e)	2,029,000	15,131
Intarcia Therapeutics, Inc. warrants 12/31/24 (a)(d)	26,062	0
Kymera Therapeutics, Inc. (a)	40,500	1,309
Light Sciences Oncology, Inc. (a)(d)	2,708,254	0
Mirati Therapeutics, Inc. (a)	53,433	8,873
Morphosys AG (a)	36,762	4,670
Neurocrine Biosciences, Inc. (a)	99,789	9,596
Olivo Labs (a)(c)(d)	630,333	0
Regeneron Pharmaceuticals, Inc. (a)	454,824	254,601
Relay Therapeutics, Inc. (a)	105,600	4,498
Sarepta Therapeutics, Inc. (a)	114,221	16,040
Seattle Genetics, Inc. (a)	254,300	49,764
Turning Point Therapeutics, Inc. (a)	101,989	8,910
Vertex Pharmaceuticals, Inc. (a)	857,546	233,355
Zai Lab Ltd. (a)	121,000	10,068
Zai Lab Ltd. ADR (a)	91,568	7,616
		785,180
Health Care Equipment & Supplies - 3.4%
Abbott Laboratories	651,749	70,930
Baxter International, Inc.	6,754	543
Becton, Dickinson & Co.	201,051	46,781
Boston Scientific Corp. (a)	1,209,408	46,211
Danaher Corp.	1,066,822	229,719
DexCom, Inc. (a)	387,182	159,608
Edwards Lifesciences Corp. (a)	643,608	51,373
Hologic, Inc. (a)	671,000	44,601
I-Pulse, Inc. (a)(c)(d)	58,562	335
Intuitive Surgical, Inc. (a)	181,120	128,512
Masimo Corp. (a)	50,402	11,898
ResMed, Inc.	49,522	8,490
Sonova Holding AG Class B	14,385	3,648
Tandem Diabetes Care, Inc. (a)	95,600	10,851
Venus MedTech Hangzhou, Inc. (H Shares) (a)(e)	867,000	9,254
West Pharmaceutical Services, Inc.	15,000	4,124
		826,878
Health Care Providers & Services - 2.4%
Centene Corp. (a)	769,400	44,879
Cigna Corp.	220,000	37,270
Guardant Health, Inc. (a)	20,300	2,269
Humana, Inc.	53,428	22,113
Patterson Companies, Inc.	284,305	6,853
UnitedHealth Group, Inc.	1,471,319	458,713
		572,097
Health Care Technology - 0.4%
Castlight Health, Inc. (a)	1,303,800	1,473
GoodRx Holdings, Inc.	83,800	4,659
Veeva Systems, Inc. Class A (a)	348,897	98,106
		104,238
Life Sciences Tools & Services - 1.6%
10X Genomics, Inc. (a)	69,056	8,610
Adaptive Biotechnologies Corp. (a)	56,300	2,738
Bio-Rad Laboratories, Inc. Class A (a)	84,323	43,465
Bruker Corp.	765,617	30,433
Eurofins Scientific SA (a)	16,865	13,355
Illumina, Inc. (a)	5,500	1,700
IQVIA Holdings, Inc. (a)	43,800	6,904
Mettler-Toledo International, Inc. (a)	78,070	75,396
Thermo Fisher Scientific, Inc.	443,311	195,731
WuXi AppTec Co. Ltd. (H Shares) (e)	831,200	12,020
		390,352
Pharmaceuticals - 3.1%
AstraZeneca PLC sponsored ADR	2,054,743	112,600
Bristol-Myers Squibb Co.	2,071,430	124,887
Eli Lilly & Co.	1,358,600	201,100
Hansoh Pharmaceutical Group Co. Ltd. (a)(e)	2,401,000	11,735
Horizon Therapeutics PLC (a)	789,800	61,352
Jazz Pharmaceuticals PLC (a)	119,600	17,054
Johnson & Johnson	21,000	3,126
Merck & Co., Inc.	646,166	53,599
MyoKardia, Inc. (a)	27,500	3,749
Pacira Biosciences, Inc. (a)	14,129	849
Roche Holding AG (participation certificate)	112,773	38,629
Royalty Pharma PLC	402,300	16,925
Sanofi SA	267,400	26,797
UCB SA	222,000	25,248
Zoetis, Inc. Class A	296,259	48,992
		746,642

TOTAL HEALTH CARE		3,425,387

INDUSTRIALS - 4.0%
Aerospace & Defense - 0.7%
Lockheed Martin Corp.	110,827	42,478
Northrop Grumman Corp.	197,052	62,168
Space Exploration Technologies Corp.:
Class A(a)(c)(d)	247,745	66,891
Class C (a)(c)(d)	4,546	1,227
		172,764
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	43,000	4,394
United Parcel Service, Inc. Class B	374,100	62,336
XPO Logistics, Inc. (a)	214,870	18,191
		84,921
Airlines - 0.1%
Ryanair Holdings PLC sponsored ADR (a)	339,925	27,792
Building Products - 0.6%
Fortune Brands Home & Security, Inc.	836,137	72,343
The AZEK Co., Inc.	189,495	6,596
Toto Ltd.	1,223,200	56,364
Trane Technologies PLC	49,729	6,030
		141,333
Commercial Services & Supplies - 0.3%
Cintas Corp.	147,279	49,019
Clean TeQ Holdings Ltd. (a)	70,040	14
TulCo LLC (a)(b)(c)(d)	17,377	10,799
		59,832
Electrical Equipment - 0.4%
Acuity Brands, Inc.	49,116	5,027
Vestas Wind Systems A/S	587,612	95,315
		100,342
Industrial Conglomerates - 0.1%
General Electric Co.	4,887,602	30,450
Machinery - 0.2%
Deere & Co.	66,700	14,783
Fortive Corp.	207,332	15,801
Illinois Tool Works, Inc.	29,400	5,680
Otis Worldwide Corp.	29,000	1,810
PACCAR, Inc.	182,503	15,564
		53,638
Professional Services - 0.6%
Clarivate Analytics PLC (a)	2,183,353	67,662
CoStar Group, Inc. (a)	56,058	47,566
Equifax, Inc.	78,228	12,274
Experian PLC	460,018	17,285
FTI Consulting, Inc. (a)	81,030	8,587
Verisk Analytics, Inc.	16,767	3,107
		156,481
Road & Rail - 0.6%
Canadian Pacific Railway Ltd.	179,000	54,451
Knight-Swift Transportation Holdings, Inc. Class A	337,737	13,746
Uber Technologies, Inc. (a)	443,200	16,168
Union Pacific Corp.	257,900	50,773
		135,138
Trading Companies & Distributors - 0.0%
Air Lease Corp. Class A	12,700	374
Fastenal Co.	38,900	1,754
		2,128

TOTAL INDUSTRIALS		964,819

INFORMATION TECHNOLOGY - 34.0%
Electronic Equipment & Components - 0.5%
Amphenol Corp. Class A	1,022,126	110,666
Samsung SDI Co. Ltd.	22,400	8,327
Zebra Technologies Corp. Class A (a)	22,064	5,570
		124,563
IT Services - 7.7%
Accenture PLC Class A	454,208	102,646
Adyen BV (a)(e)	44,410	81,914
ASAC II LP (a)(c)(d)	9,408,021	1,581
Black Knight, Inc. (a)	186,670	16,250
Edenred SA	31,959	1,439
EPAM Systems, Inc. (a)	17,165	5,549
Euronet Worldwide, Inc. (a)	148,458	13,525
Gartner, Inc. (a)	98,400	12,295
MasterCard, Inc. Class A	732,389	247,672
MongoDB, Inc. Class A (a)	475,303	110,037
Okta, Inc. (a)	924,903	197,791
PayPal Holdings, Inc. (a)	1,416,437	279,081
Shopify, Inc. Class A (a)	172,042	175,936
Snowflake Computing, Inc. (f)	70,200	17,620
Snowflake Computing, Inc. Class B	19,125	4,320
Square, Inc. (a)	278,000	45,189
Twilio, Inc. Class A (a)	192,100	47,466
Visa, Inc. Class A	2,555,236	510,971
		1,871,282
Semiconductors & Semiconductor Equipment - 6.6%
Advanced Micro Devices, Inc. (a)	2,207,033	180,955
Analog Devices, Inc.	37,005	4,320
Applied Materials, Inc.	540,600	32,139
ASML Holding NV	44,299	16,358
ASML Holding NV (Netherlands)	20,100	7,424
Enphase Energy, Inc. (a)	310,423	25,638
KLA-Tencor Corp.	28,200	5,463
Lam Research Corp.	361,660	119,981
Lattice Semiconductor Corp. (a)	362,374	10,494
Marvell Technology Group Ltd.	760,200	30,180
Micron Technology, Inc. (a)	1,311,200	61,574
NVIDIA Corp.	1,138,582	616,223
NXP Semiconductors NV	166,485	20,779
Qorvo, Inc. (a)	157,500	20,319
Qualcomm, Inc.	2,690,690	316,640
Semtech Corp. (a)	165,055	8,741
Skyworks Solutions, Inc.	79,100	11,509
SolarEdge Technologies, Inc. (a)	109,065	25,996
Synaptics, Inc. (a)	335,223	26,959
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	482,500	39,116
Texas Instruments, Inc.	31,000	4,426
		1,585,234
Software - 16.8%
Adobe, Inc. (a)	1,745,556	856,073
Agora, Inc. ADR (a)	34,400	1,479
ANSYS, Inc. (a)	6,200	2,029
Atlassian Corp. PLC (a)	635,662	115,557
Autodesk, Inc. (a)	141,200	32,619
Cadence Design Systems, Inc. (a)	50,700	5,406
Ceridian HCM Holding, Inc. (a)	218,319	18,044
Cloudflare, Inc. (a)	109,400	4,492
Coupa Software, Inc. (a)	217,298	59,592
Crowdstrike Holdings, Inc. (a)	50,000	6,866
Datadog, Inc. Class A (a)	336,342	34,361
Dropbox, Inc. Class A (a)	819,353	15,781
Duck Creek Technologies, Inc. (a)	26,700	1,213
Dynatrace, Inc. (a)	1,218,044	49,964
Epic Games, Inc. (c)(d)	23,900	13,743
Everbridge, Inc. (a)	19,600	2,464
Five9, Inc. (a)	121,300	15,730
Fortinet, Inc. (a)	156,400	18,425
Intuit, Inc.	260,801	85,076
JFrog Ltd. (f)	32,200	2,726
Microsoft Corp.	6,683,215	1,405,681
Rapid7, Inc. (a)	246,300	15,083
RingCentral, Inc. (a)	44,574	12,240
Salesforce.com, Inc. (a)	4,082,684	1,026,060
ServiceNow, Inc. (a)	238,700	115,770
Slack Technologies, Inc. Class A (a)(f)	922,200	24,770
SurveyMonkey (a)	608,368	13,451
Tanium, Inc. Class B (a)(c)(d)	1,259,978	14,358
Tenable Holdings, Inc. (a)	440,200	16,618
Unity Software, Inc.	73,200	6,389
Workday, Inc. Class A (a)	181,498	39,046
Xero Ltd. (a)	57,100	4,165
Zoom Video Communications, Inc. Class A (a)	37,120	17,450
		4,052,721
Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc.	4,612,600	534,185
Dell Technologies, Inc. (a)	42,500	2,877
Samsung Electronics Co. Ltd.	1,037,450	51,778
		588,840

TOTAL INFORMATION TECHNOLOGY		8,222,640

MATERIALS - 3.2%
Chemicals - 0.9%
Air Products & Chemicals, Inc.	121,974	36,331
FMC Corp.	15,538	1,646
LG Chemical Ltd.	57,830	32,433
Sherwin-Williams Co.	217,052	151,229
Westlake Chemical Corp.	32,900	2,080
		223,719
Containers & Packaging - 0.0%
Silgan Holdings, Inc.	185,311	6,814
WestRock Co.	57,000	1,980
		8,794
Metals & Mining - 2.3%
Agnico Eagle Mines Ltd. (Canada)	152,200	12,126
B2Gold Corp.	17,161,504	111,742
Barrick Gold Corp.	233,078	6,552
Barrick Gold Corp. (Canada)	3,185,479	89,472
Franco-Nevada Corp.	1,104,636	154,361
Freeport-McMoRan, Inc.	1,415,700	22,142
Ivanhoe Mines Ltd. (a)	8,031,618	29,194
Lundin Gold, Inc. (a)	521,803	4,742
Newcrest Mining Ltd.	1,183,984	26,848
Newmont Corp.	892,800	56,648
Northern Star Resources Ltd.	188,000	1,863
Novagold Resources, Inc. (a)	2,481,176	29,553
		545,243

TOTAL MATERIALS		777,756

REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Alexandria Real Estate Equities, Inc.	104,600	16,736
American Tower Corp.	344,850	83,361
Equity Commonwealth	253,312	6,746
Gaming & Leisure Properties	4,835	179
Prologis (REIT), Inc.	164,806	16,583
		123,605
Real Estate Management & Development - 0.0%
FirstService Corp.	8,300	1,095

TOTAL REAL ESTATE		124,700

UTILITIES - 0.2%
Electric Utilities - 0.2%
Iberdrola SA	139,704	1,721
NextEra Energy, Inc.	46,367	12,870
PG&E Corp. (a)	2,588,600	24,307
		38,898
TOTAL COMMON STOCKS
(Cost $10,656,066)		23,682,403

Preferred Stocks - 0.7%
Convertible Preferred Stocks - 0.7%
CONSUMER DISCRETIONARY - 0.1%
Internet & Direct Marketing Retail - 0.0%
Doordash, Inc. Series H (c)(d)	25,895	5,944
Specialty Retail - 0.0%
Fanatics, Inc. Series E (c)(d)	257,870	4,459
Textiles, Apparel & Luxury Goods - 0.1%
Allbirds, Inc.:
Series A (a)(c)(d)	74,760	864
Series B (a)(c)(d)	13,135	152
Series C (a)(c)(d)	125,520	1,451
Series D (c)(d)	94,365	1,091
Series Seed (a)(c)(d)	163,489	1,890
Bolt Threads, Inc. Series D (a)(c)(d)	1,324,673	21,910
		27,358
TOTAL CONSUMER DISCRETIONARY		37,761
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Roofoods Ltd. Series F (a)(c)(d)	21,314	7,218
Sweetgreen, Inc.:
Series C (c)(d)	14,103	209
Series D (c)(d)	226,847	3,369
Series I (c)(d)	534,650	7,940
		18,736
HEALTH CARE - 0.2%
Biotechnology - 0.1%
23andMe, Inc.:
Series E (a)(c)(d)	166,247	1,737
Series F (a)(c)(d)	462,756	4,836
Intarcia Therapeutics, Inc. Series CC (a)(c)(d)	516,522	0
		6,573
Health Care Equipment & Supplies - 0.1%
Butterfly Network, Inc. Series D (a)(c)(d)	2,225,827	30,249
Health Care Providers & Services - 0.0%
Mulberry Health, Inc. Series A-8 (a)(c)(d)	1,159,721	5,275
TOTAL HEALTH CARE		42,097
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.3%
Space Exploration Technologies Corp.:
Series G (a)(c)(d)	145,254	39,219
Series H (a)(c)(d)	42,094	11,365
Series N (c)(d)	66,208	17,876
		68,460
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Magic Leap, Inc. Series ED (c)(d)	555,556	1,961
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
WeWork Companies, Inc. Series F (a)(c)(d)	31,954	227

TOTAL CONVERTIBLE PREFERRED STOCKS		169,242

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Specialty Retail - 0.0%
Cazoo Holdings Ltd.:
Series A (c)(d)	2,842	39
Series B (c)(d)	49,755	682
Series C (c)(d)	1,010	14
Series D (c)(d)	177,742	2,437
		3,172
TOTAL PREFERRED STOCKS
(Cost $158,206)		172,414
	Principal Amount (000s)	Value (000s)

Corporate Bonds - 0.1%
Convertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Bolt Threads, Inc. 3% 2/7/23 (c)(d)	9,657	9,657
Nonconvertible Bonds - 0.0%
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Pacific Drilling SA 12% 4/1/24 pay-in-kind (e)(g)	711	7
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Magic Leap, Inc. 10% 6/30/22 (d)	5,624	8,436

TOTAL NONCONVERTIBLE BONDS		8,443

TOTAL CORPORATE BONDS
(Cost $16,000)		18,100

Preferred Securities - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Intarcia Therapeutics, Inc. 6% 7/18/21 (Cost $2,280)(c)(d)	2,280	2,901
	Shares	Value (000s)

Other - 0.1%
Other - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (b)(c)(d)	38,874,240	3,040
Utica Shale Drilling Program (non-operating revenue interest) 10% 10/5/23 (b)(c)(d)	33,620,067	21,853
TOTAL OTHER
(Cost $50,442)		24,893

Money Market Funds - 1.7%
Fidelity Cash Central Fund 0.10% (h)	358,853,328	358,925
Fidelity Securities Lending Cash Central Fund 0.10%(h)(i)	52,955,454	52,961
TOTAL MONEY MARKET FUNDS
(Cost $411,886)		411,886
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $11,294,880)		24,312,597
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(111,733)
NET ASSETS - 100%		$24,200,864

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $345,522,000 or 1.4% of net assets.

 (d) Level 3 security

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $182,609,000 or 0.8% of net assets.

 (f) Security or a portion of the security is on loan at period end.

 (g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
23andMe, Inc.	12/7/18	$379
23andMe, Inc. Series E	6/18/15	$1,800
23andMe, Inc. Series F	8/31/17	$6,425
Allbirds, Inc.	10/9/18	$2,077
Allbirds, Inc. Series A	10/9/18	$820
Allbirds, Inc. Series B	10/9/18	$144
Allbirds, Inc. Series C	10/9/18	$1,377
Allbirds, Inc. Series D	12/23/19	$1,216
Allbirds, Inc. Series Seed	10/9/18 - 1/23/20	$1,656
ASAC II LP	10/10/13	$725
Blu Investments LLC	5/21/20	$170
Bolt Threads, Inc. Series D	12/13/17	$21,247
Bolt Threads, Inc. 3% 2/7/23	2/7/20	$9,657
Butterfly Network, Inc. Series D	5/4/18	$22,859
Cazoo Holdings Ltd.	9/30/20	$1,193
Cazoo Holdings Ltd. Series A	9/30/20	$39
Cazoo Holdings Ltd. Series B	9/30/20	$682
Cazoo Holdings Ltd. Series C	9/30/20	$14
Cazoo Holdings Ltd. Series D	9/30/20	$2,437
Coupang unit	6/12/20	$2,510
Doordash, Inc. Series H	6/17/20	$5,944
Epic Games, Inc.	7/13/20 - 7/30/20	$13,744
Fanatics, Inc. Series E	8/13/20	$4,459
I-Pulse, Inc.	3/18/10	$94
Intarcia Therapeutics, Inc. Series CC	11/14/12	$7,040
Intarcia Therapeutics, Inc. 6% 7/18/21	1/3/20	$2,280
Magic Leap, Inc. Series ED	10/6/17	$15,000
Mulberry Health, Inc. Series A-8	1/20/16	$7,834
Olivo Labs	2/8/17	$763
Roofoods Ltd. Series F	9/12/17	$7,536
Space Exploration Technologies Corp. Class A	10/16/15 - 9/11/17	$25,597
Space Exploration Technologies Corp. Class C	9/11/17	$614
Space Exploration Technologies Corp. Series G	1/20/15	$11,251
Space Exploration Technologies Corp. Series H	8/4/17	$5,682
Space Exploration Technologies Corp. Series N	8/4/20	$17,876
Sweetgreen, Inc. Series C	9/13/19	$241
Sweetgreen, Inc. Series D	9/13/19	$3,879
Sweetgreen, Inc. Series I	9/13/19	$9,143
Tanium, Inc. Class B	4/21/17 - 9/18/20	$9,907
TulCo LLC	8/24/17	$5,775
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$16,822
Utica Shale Drilling Program (non-operating revenue interest) 10% 10/5/23	10/5/16 - 4/5/18	$33,621
WeWork Companies, Inc. Series F	12/1/16	$1,604
WME Entertainment Parent, LLC Class A	8/16/16	$25,499

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$857
Fidelity Securities Lending Cash Central Fund	1,055
Total	$1,912

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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